Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income (loss)	$ 15,850	$ (16,738)	$ (20,613)	$ (17,806)
Denominator
Weighted-average common shares outstanding -basic	17,006,362	972,624
Dilutive effect of common shares from preferred stock	9,729,287
Dilutive effect of common shares from employee stock purchase plan	3,743
Dilutive effect of common shares from stock options	1,501,555
Weighted-average common shares outstanding -diluted	28,240,947	972,624
Weighted-average common shares outstanding - basic and diluted			975,158	911,354
Net income (loss) per share - basic	$ 0.93	$ (17.21)
Net loss per share-basic and diluted			$ (21.14)	$ (19.54)
Net income (loss) per share - diluted	$ 0.56	$ (17.21)